INVENTORY - Schedule of Inventory Properties (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Inventory Properties [Line Items]
Total	$ 8,849	$ 8,458
Industrial products [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,348	2,174
Completed residential properties [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,758	2,918
Land held for development [Member]
Disclosure of Inventory Properties [Line Items]
Total	997	1,073
Other [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,746	2,293
Retail and Commercial Development [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,200	1,100
Office development
Disclosure of Inventory Properties [Line Items]
Total	$ 318	$ 152